Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance - December 31, 2021 at Dec. 31, 2020	$ 26	$ 145,111	$ 4,794,261	$ (7,480,678)	$ (2,541,280)
Beginning balance, shares at Dec. 31, 2020	25,845	145,110,129
Common Stock Issued for Conversion of Convertible Note Payable		$ 16,851	151,669		168,520
Common stock issued for conversion of convertible note payable, shares		16,850,978
Common Stock Sold for Cash		$ 16,400	229,600		246,000
Common stock sold for cash, shares		16,400,000
Beneficial Conversion Feature Discount on Note Payable			360,000		360,000
Commission paid for Raising Capital			(4,920)		(4,920)
Net Loss				(195,011)	(195,011)
Effect of adopting ASU 2020-06					0
Balance - March 31, 2022 at Mar. 31, 2021	$ 26	$ 178,362	5,530,610	(7,675,689)	(1,966,691)
Shares, Outstanding, Ending Balance at Mar. 31, 2021	25,845	178,361,107
Balance - December 31, 2021 at Dec. 31, 2021	$ 26	$ 220,255	7,059,098	(8,544,232)	(1,264,853)
Beginning balance, shares at Dec. 31, 2021	25,896	220,254,396
Common Stock Issued for Financing Commitments		$ 16,851	96,975		113,826
Common Stock Issued for Financing Commitment, shares		16,851,068
Common Stock Issued for Services		$ 100	800		900
Common Stock Issued for Services, shares		100,000
Net Loss				(525,160)	(525,160)
Effect of adopting ASU 2020-06			(371,125)	313,976	(57,149)
Balance - March 31, 2022 at Mar. 31, 2022	$ 26	$ 237,206	$ 6,783,471	$ (8,755,416)	$ (1,734,713)
Shares, Outstanding, Ending Balance at Mar. 31, 2022	25,896	237,205,464